Note 8 - Employee Benefit Plans (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation		$ 1,900,000	$ 1,600,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.20%
Long-term Investments	8,766,000	9,614,000	3,923,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	300,000
Deferred Compensation Arrangement with Individual, Employer Contribution		407,000	246,000	229,000
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year (in Dollars)	700,000
Pension Compensation [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	6.00%
Pension Compensation In Excess Of Social Security Wages [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	5.70%
Years One Through Five [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
CashBalancePayCreditPercentage	3.00%
Years Six Through Ten [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
CashBalancePayCreditPercentage	4.50%
After Ten Years [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
CashBalancePayCreditPercentage	6.00%
Hecla Common Stock [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Long-term Investments		2,900,000	2,600,000
Defined Benefit Plan, Actual Plan Asset Allocations		4.00%
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		12,100,000
Deferred Compensation Plan Assets			8,200,000
Collective Investment Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		8,200,000
Capital Accumulation Plans [Member] | Minimum [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		1.00%
Capital Accumulation Plans [Member] | Maximum [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		50.00%
Hecla Pension Plan [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		1,000,000
Unfunded Supplemental Executive Retirement Plan [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		300,000
Capital Accumulation Plans [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer		2,500,000	2,200,000	2,100,000
Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		21,400,000
Deferred Compensation Plan Assets			$ 16,900,000
Minimum [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		2.00%
Maximum [Member]
Note 8 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		50.00%